Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

	Fair Value Measurements (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2014
Money market funds*	$50,593	$50,593	$—	$—
Bank time deposits**	1,219,440	—	1,219,440	—
Available-for-sale securities***	262,464	262,464	—	—

Total	$1,532,497	$313,057	$1,219,440	$—
As of December 31, 2015
Money market funds*	$20,000	$20,000	$—	$—
Bank time deposits**	1,521,057	—	1,521,057	—
Available-for-sale securities***	311,497	311,497	—	—

Total	$1,852,554	$331,497	$1,521,057	$—

*     Included in cash and cash equivalents on the Company’s consolidated balance sheets.

**   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

*** Included in long-term investments on the Company’s consolidated balance sheets.

Schedule of key inputs used in investor option liability valuation
As of December 31, 2013
Expected dividend yield	—
Risk-free interest rate	0.30%
Expected volatility	53%
Expected life (in years)	1.4
Fair value per ordinary share of Weibo	$14.10

Schedule of concentration of risk, by customers with more than 10% of the Company's net accounts receivable
	As of December 31, 2014	As of December 31, 2015

Customer
Customer A	29%	31%
Customer B	*	11%
* Less than 10%